Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before tax	$ 2,227	$ 3,552	$ 3,069
Finance income and expense	1,395	1,317	1,029
Share of after tax losses of associates and joint ventures	55	33	16
Depreciation, amortisation and impairment	3,036	2,357	2,852
Decrease in trade and other receivables	83	1,610	152
Increase in inventories	(548)	(343)	(315)
Increase/(decrease) in trade and other payables and provisions	415	(341)	114
Gains on disposal of intangible assets	(1,518)	(1,301)	(961)
Fair value movements on contingent consideration arising from business combinations	109	(1,158)	(432)
Non-cash and other movements	(524)	(492)	(350)
Cash generated from operations	4,730	5,234	5,174
Interest paid	(698)	(677)	(496)
Tax paid	(454)	(412)	(1,354)
Net cash inflow from operating activities	3,578	4,145	3,324
Cash flows from investing activities
Non-contingent payments on business combinations	(1,450)	(2,564)	(2,446)
Payment of contingent consideration from business combinations	(434)	(293)	(579)
Purchase of property, plant and equipment	(1,326)	(1,446)	(1,328)
Disposal of property, plant and equipment	83	82	47
Purchase of intangible assets	(294)	(868)	(1,460)
Disposal of intangible assets	1,376	1,427	1,130
Purchase of non-current asset investments	(96)	(230)	(57)
Disposal of non-current asset investments	70	3	93
Movement in short-term investments and fixed deposits	(345)	(166)	283
Payments to joint ventures	(76)	(41)	(45)
Interest received	164	140	123
Payments made by subsidiaries to non-controlling interests		(13)
Net cash outflow from investing activities	(2,328)	(3,969)	(4,239)
Net cash inflow/(outflow) before financing activities	1,250	176	(915)
Cash flows from financing activities
Proceeds from issue of share capital	43	47	43
Issue of loans	1,988	2,491	5,928
Repayment of loans	(1,750)		(884)
Dividends paid	(3,519)	(3,561)	(3,486)
Hedge contracts relating to dividend payments	(20)	18	(51)
Repayment of obligations under finance leases	(14)	(16)	(42)
Movement in short-term borrowings	336	(303)	(630)
Net cash (outflow)/inflow from financing activities	(2,936)	(1,324)	878
Net decrease in cash and cash equivalents in the period	(1,686)	(1,148)	(37)
Cash and cash equivalents at the beginning of the period	4,924	6,051	6,164
Exchange rate effects	(66)	21	(76)
Cash and cash equivalents at the end of the period	$ 3,172	$ 4,924	$ 6,051